                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31

Date of Reporting Period:  January 1, 2007 - March 31, 2007

                                                      NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

TOP 20 PORTFOLIO

Shares                                                              Market Value
------                                                              ------------
         COMMON STOCKS -- 98.8%
         BUSINESS SERVICES -- 10.2%
 8,110   TeleTech Holdings, Inc.*                                    $  297,556
 6,068   Watson Wyatt Worldwide, Inc.                                   295,208
                                                                     ----------
                                                                        592,764
                                                                     ----------
         ELECTRIC SERVICES -- 4.6%
 3,671   NRG Energy, Inc.*                                              264,459
                                                                     ----------
         ELECTRONIC INSTRUMENTS & CONTROLS -- 4.9%
 5,225   Garmin Ltd.                                                    282,934
                                                                     ----------
         ELECTRONICS -- 4.9%
 7,019   International Game Technology                                  283,427
                                                                     ----------
         ENERGY -- 4.3%
10,303   Avista Corp.                                                   249,642
                                                                     ----------
         FINANCIAL SERVICES -- 5.0%
 1,403   The Goldman Sachs Group, Inc.                                  289,902
                                                                     ----------
         HEALTH CARE PRODUCTS & SERVICES -- 4.5%
 3,025   WellCare Health Plans, Inc.*                                   257,881
                                                                     ----------
         INSURANCE -- 11.5%
17,597   Amerisafe, Inc.*                                               331,703
14,331   ProCentury Corp.                                               332,480
                                                                     ----------
                                                                        664,183
                                                                     ----------
         MEDIA -- 4.9%
12,186   The DIRECTV Group, Inc.*                                       281,131
                                                                     ----------
         MEDICAL SUPPLIES -- 5.1%
 4,100   Laboratory Corporation of America Holdings*                    297,783
                                                                     ----------
         OIL/GAS -- 9.8%
11,749   Covanta Holding Corp.*                                         260,593
 3,932   National-Oilwell Varco, Inc.*                                  305,870
                                                                     ----------
                                                                        566,463
                                                                     ----------
         PHARMACEUTICALS -- 4.8%
 5,316   Celgene Corp.*                                                 278,877
                                                                     ----------

         COMMON STOCKS -- 98.8% (CONTINUED)
         REAL ESTATE INVESTMENT TRUST -- 4.7%
 2,303   Boston Properties, Inc.                                     $  270,372
                                                                      ---------
         REAL ESTATE OPERATIONS -- 5.0%
 5,530   Brookfield Asset Management, Inc.                              288,998
                                                                      ---------
         RETAIL -- 4.3%
 8,301   American Eagle Outfitters, Inc.                                248,947
                                                                      ---------
         TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 5.0%
17,148   Qiao Xing Universal Telephone, Inc.*                           290,144
                                                                      ---------
         TRANSPORTATION -- 5.3%
 3,186   Lockheed Martin Corp.                                          309,106
                                                                      ---------
         TOTAL COMMON STOCKS (COST $5,355,629)                        5,717,013
                                                                      ---------
         SHORT-TERM INVESTMENTS -- 1.5%
         MONEY MARKET FUNDS -- 0.0%
   335   FBR Fund for Government Investors                                  335
                                                                      ---------
         GOVERNMENT AGENCY OBLIGATIONS -- 1.5%
89,000   Federal National Mortgage Association Discount Note,
            5.00%, 4/02/07                                               88,963
                                                                      ---------
         TOTAL SHORT-TERM INVESTMENTS (COST $89,928)                     89,298
                                                                      ---------
         TOTAL INVESTMENTS -- 100.3%
            (COST $5,444,927)                                         5,806,311
         Liabilities in Excess of Other Assets -- (0.3%)                (14,816)
                                                                     ----------
         NET ASSETS -- 100.0%                                        $5,791,495
                                                                     ==========

*    Non-income producing.

ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

                                                      NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Shares                                                              Market Value
-------                                                             ------------
          COMMON STOCKS -- 98.9%
          AEROSPACE/DEFENSE -- 1.3%
    750   BAE Systems plc ADR (Britain)                              $   27,450
                                                                     ----------
          AUTOMOBILES -- 7.2%
  1,793   Fiat S.p.A. ADR (Italy)*                                       45,471
  1,238   HONDA MOTOR CO., LTD. ADR (Japan)                              43,169
    923   Tata Motors Ltd. ADR (India)                                   14,962
    535   Volvo AB ADR (Sweden)*                                         44,977
                                                                     ----------
                                                                        148,579
                                                                     ----------
          BANKING -- 7.8%
  1,704   ABB Ltd. ADR (Switzerland)                                     29,275
    235   Deutsche Bank AG (Germany)                                     31,616
    270   HSBC Holdings plc ADR (Britain)                                23,709
    159   National Australia Bank Ltd. ADR (Australia)                   25,893
    544   Reed Elsevier plc ADR (Britain)                                26,123
    398   UBS AG ADR (Switzerland)                                       23,653
                                                                     ----------
                                                                        160,269
                                                                     ----------
          BUILDING MATERIALS & PRODUCTS -- 2.8%
    876   Cemex S.A. de C.V. ADR (Mexico)*                               28,689
    977   Chicago Bridge & Iron Co. N.V. ADR (Netherlands)               30,043
                                                                     ----------
                                                                         58,732
                                                                     ----------
          COMPUTER EQUIPMENT, SOFTWARE & SERVICES -- 4.4%
  1,344   Logitech International S.A. ADR (Switzerland)*                 37,404
    614   SAP AG ADR (Germany)                                           27,415
    968   Trend Micro, Inc. ADR (Japan)                                  26,494
                                                                     ----------
                                                                         91,313
                                                                     ----------
          COURIER SERVICES -- 2.1%
    953   TNT NV ADR (Netherlands)                                       43,886
                                                                     ----------
          ELECTRIC SERVICES -- 2.1%
    802   Enel S.p.A. ADR (Italy)                                        42,907
                                                                     ----------
          ELECTRONIC INSTRUMENTS & CONTROLS -- 1.4%
    552   Garmin Ltd. (Cayman Islands)                                   29,891
                                                                     ----------
          ELECTRONICS -- 8.5%
    914   CANON, INC. ADR (Japan)                                        49,063
  2,107   Matsushita Electric Industrial Co., Ltd. ADR (Japan)           42,351

          COMMON STOCKS -- 98.9% (CONTINUED)
          ELECTRONICS -- 8.5% (CONTINUED)
    984   Nintendo Co., Ltd. ADR (Japan)                             $   35,670
    938   SONY CORP. ADR (Japan)                                         47,360
                                                                     ----------
                                                                        174,444
                                                                     ----------
          ENTERTAINMENT & LEISURE -- 1.2%
  1,006   InterContinental Hotels Group PLC (Britain)                    24,878
                                                                     ----------
          FINANCIAL SERVICES -- 1.8%
    727   Lazard, Ltd. - Class A (Bermuda)                               36,481
                                                                     ----------
          FOOD, BEVERAGE, & TOBACCO -- 14.6%
    721   British American Tobacco plc ADR (Britain)                     45,452
    614   Diageo plc ADR (Britain)                                       49,703
  1,147   Groupe Danone ADR (France)                                     40,971
    444   Nestle S.A. ADR (Switzerland)                                  43,135
    672   Sodexho Alliance S.A. ADR (France)                             49,372
  1,255   Tesco plc ADR (Britain)                                        33,007
    461   Wimm-Bill-Dann Foods ADR (Russia)                              36,815
                                                                     ----------
                                                                        298,455
                                                                     ----------
          HEALTHCARE FACILITIES -- 1.4%
    614   Fresenius Medical Care AG & Co. KGaA ADR (Germany)             29,883
                                                                     ----------
          INDUSTRIAL -- 1.9%
    894   KUBOTA CORP. ADR (Japan)                                       39,121
                                                                     ----------
          INSURANCE -- 4.6%
    994   Axa ADR (France)                                               42,344
    539   China Life Insurance Co., Ltd. ADR (China)                     23,118
    692   ING Groep N.V. ADR (Netherlands)                               29,292
                                                                     ----------
                                                                         94,754
                                                                     ----------
          MEDIA -- 1.5%
  1,258   News Corp. ADR - Class B (United States)                       30,783
                                                                     ----------
          OIL/GAS -- 5.9%
    541   BP Amoco plc ADR (Britain)                                     35,031
    542   EnCana Corp. (Canada)                                          27,441
    260   PetroChina Co. Ltd. ADR (China)                                30,443
    421   Schlumberger Ltd. (United States)                              29,091
                                                                     ----------
                                                                        122,006
                                                                     ----------
          PHARMACEUTICALS -- 8.8%
    744   GlaxoSmithKline plc ADR (Britain)                              41,113
    645   ICON plc ADR (Ireland)*                                        27,477
    697   Novo-Nordisk A/S ADR (Denmark)                                 63,099
    573   Roche Holding ADR (Switzerland)                                50,711
                                                                     ----------
                                                                        182,400
                                                                     ----------

          COMMON STOCKS -- 98.9% (CONTINUED)
          SEMICONDUCTORS -- 4.6%
  4,446   ARM Holdings plc ADR (Britain)                             $   34,901
  1,456   Infineon Technologies AG ADR (Germany)*                        22,670
  3,455   Taiwan Semiconductor Manufacturing Co. Ltd. ADR
             (Taiwan)                                                    37,141
                                                                     ----------
                                                                         94,712
                                                                     ----------
          TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 10.5%
    642   America Movil ADR (Mexico)                                     30,681
    544   BT Group plc ADR (Britain)                                     32,645
    548   China Mobile Ltd. ADR (Hong Kong)                              24,578
  1,943   Nokia Oyj ADR (Finland)                                        44,534
    838   Nortel Networks Corp. (Canada)*                                20,154
    391   Telefonica S.A. ADR (Spain)                                    25,962
    689   Telenor ASA ADR (Norway)                                       36,634
                                                                     ----------
                                                                        215,188
                                                                     ----------
          TOOLS & HARDWARE -- 2.2%
  1,199   Makita Corp. ADR (Japan)                                       44,723
                                                                     ----------
          UTILITIES -- 2.3%
    638   Veolia Environnement ADR (France)                              47,416
                                                                     ----------
          TOTAL COMMON STOCKS (COST $1,641,241)                       2,038,271
                                                                     ----------
          SHORT-TERM INVESTMENTS -- 6.9%
          MONEY MARKET FUNDS -- 0.0%
    499   FBR Fund for Government Investors                                 499
                                                                     ----------
          GOVERNMENT AGENCY OBLIGATIONS -- 6.9%
143,000   Federal National Mortgage Association Discount
             Note, 5.00%, 4/2/07                                        142,941
                                                                     ----------
          TOTAL SHORT-TERM INVESTMENTS (COST $143,440)                  143,440
                                                                     ----------
          TOTAL INVESTMENTS -- 105.8%
             (COST $1,784,681)                                        2,181,711
          Liabilities in Excess of Other Assets -- (5.8%)              (119,423)
                                                                     ----------
          NET ASSETS -- 100.0%                                       $2,062,288
                                                                     ==========

*    Non-income producing.

ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

                                                  THE NAVELLIER MILLENNIUM FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2007 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Navellier Millennium Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of March 31, 2007, the Navellier Millennium Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                                  GROSS          GROSS           NET
                                   FEDERAL     UNREALIZED     UNREALIZED     UNREALIZED
                                  TAX COST    APPRECIATION   DEPRECIATION   APPRECIATION
                                 ----------   ------------   ------------   ------------
Top 20 Portfolio                 $5,444,927     $440,502       $(79,118)      $361,384
International Growth Portfolio   $1,790,344     $404,285       $(12,917)      $391,368

Item 2:  Controls and Procedures

     (a) The registrant's principal executive officer and principal financial officer have reviewed and evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and believe that they are operating effectively to ensure that material information relating to the registrant is disclosed to them by persons within the registrant or performing services for the registrant during this reporting period and that such procedures and controls also provide reasonable assurance that the information regarding financial reporting and financial statements is accurate and in accordance with generally accepted accounting principles.

     (b) There has been no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  May 18, 2007                      THE NAVELLIER MILLENNIUM FUNDS

                                         By:      /s/ Louis G. Navellier
                                                  ------------------------------
                                                     Louis G. Navellier
                                                     Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  May 18, 2007                      By:    /s/ Louis G. Navellier
                                                --------------------------------
                                                    Louis G. Navellier
                                                    Chief Executive Officer



Date:  May 18, 2007                      By:    /s/ Arjen Kuyper
                                                --------------------------------
                                                    Arjen Kuyper
                                                    Chief Financial Officer